Bank Loans (Tables)	12 Months Ended
Mar. 31, 2022
Subordinated Borrowings [Abstract]
Schedule of bank loans
	As of March 31,
	2022	2021

Car loans – current portion	$11,404	$37,122

	As of March 31,
	2022	2021

Car loans – non-current portion	$-	$6,292